LVIP SSGA S&P 500 Index Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.10%
Aerospace & Defense–1.52%
†Axon Enterprise, Inc.	17,000	$3,382,830
†Boeing Co.	136,889	26,238,883
General Dynamics Corp.	54,780	12,104,737
Howmet Aerospace, Inc.	87,160	4,031,150
Huntington Ingalls Industries, Inc.	9,900	2,025,342
L3Harris Technologies, Inc.	45,506	7,923,505
Lockheed Martin Corp.	53,802	22,002,866
Northrop Grumman Corp.	34,433	15,157,062
RTX Corp.	349,471	25,151,428
Textron, Inc.	49,922	3,900,905
†TransDigm Group, Inc.	13,200	11,129,316
		133,048,024
Air Freight & Logistics–0.55%
CH Robinson Worldwide, Inc.	28,427	2,448,417
Expeditors International of Washington, Inc.	34,876	3,997,836
FedEx Corp.	55,803	14,783,331
United Parcel Service, Inc. Class B	173,724	27,078,360
		48,307,944
Automobile Components–0.10%
†Aptiv PLC	64,524	6,361,421
BorgWarner, Inc.	58,798	2,373,675
		8,735,096
Automobiles–2.17%
Ford Motor Co.	958,202	11,900,869
General Motors Co.	334,706	11,035,257
†Tesla, Inc.	664,900	166,371,278
		189,307,404
Banks–2.98%
Bank of America Corp.	1,662,401	45,516,539
Citigroup, Inc.	461,862	18,996,384
Citizens Financial Group, Inc.	119,500	3,202,600
Comerica, Inc.	30,052	1,248,661
Fifth Third Bancorp	161,167	4,082,360
Huntington Bancshares, Inc.	358,720	3,730,688
JPMorgan Chase & Co.	699,460	101,435,689
KeyCorp	230,994	2,485,496
M&T Bank Corp.	41,024	5,187,485
PNC Financial Services Group, Inc.	96,146	11,803,844
Regions Financial Corp.	232,314	3,995,801
Truist Financial Corp.	320,242	9,162,124
U.S. Bancorp	372,556	12,316,701
Wells Fargo & Co.	879,282	35,927,463
Zions Bancorp NA	36,642	1,278,439
		260,370,274
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages–1.61%
Brown-Forman Corp. Class B	44,150	$2,547,013
Coca-Cola Co.	936,097	52,402,710
Constellation Brands, Inc. Class A	39,235	9,860,933
Keurig Dr Pepper, Inc.	239,700	7,567,329
Molson Coors Beverage Co. Class B	45,417	2,888,067
†Monster Beverage Corp.	177,602	9,404,026
PepsiCo, Inc.	331,175	56,114,292
		140,784,370
Biotechnology–2.10%
AbbVie, Inc.	426,149	63,521,770
Amgen, Inc.	129,357	34,765,987
†Biogen, Inc.	34,749	8,930,840
Gilead Sciences, Inc.	301,549	22,598,082
†Incyte Corp.	45,900	2,651,643
†Moderna, Inc.	78,500	8,108,265
†Regeneron Pharmaceuticals, Inc.	25,562	21,036,504
†Vertex Pharmaceuticals, Inc.	62,200	21,629,428
		183,242,519
Broadline Retail–3.27%
†Amazon.com, Inc.	2,186,760	277,980,931
eBay, Inc.	127,244	5,610,188
†Etsy, Inc.	30,400	1,963,232
		285,554,351
Building Products–0.44%
A O Smith Corp.	30,300	2,003,739
Allegion PLC	21,125	2,201,225
Carrier Global Corp.	200,961	11,093,047
Johnson Controls International PLC	162,289	8,635,398
Masco Corp.	54,421	2,908,803
Trane Technologies PLC	55,475	11,256,432
		38,098,644
Capital Markets–2.81%
Ameriprise Financial, Inc.	24,982	8,236,066
Bank of New York Mellon Corp.	175,903	7,502,263
BlackRock, Inc.	33,691	21,780,895
Blackstone, Inc.	170,200	18,235,228
Cboe Global Markets, Inc.	26,100	4,077,081
Charles Schwab Corp.	359,225	19,721,453
CME Group, Inc.	86,853	17,389,708
FactSet Research Systems, Inc.	9,500	4,153,970
Franklin Resources, Inc.	67,456	1,658,068
Goldman Sachs Group, Inc.	79,186	25,622,214
Intercontinental Exchange, Inc.	134,630	14,811,993
Invesco Ltd.	107,539	1,561,466
LVIP SSGA S&P 500 Index Fund–1

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
MarketAxess Holdings, Inc.	9,300	$1,986,852
Moody's Corp.	38,442	12,154,207
Morgan Stanley	306,388	25,022,708
MSCI, Inc.	19,300	9,902,444
Nasdaq, Inc.	80,231	3,898,424
Northern Trust Corp.	51,884	3,604,900
Raymond James Financial, Inc.	44,450	4,464,114
S&P Global, Inc.	78,137	28,552,041
State Street Corp.	75,490	5,054,810
T Rowe Price Group, Inc.	54,335	5,698,111
		245,089,016
Chemicals–1.66%
Air Products & Chemicals, Inc.	53,399	15,133,277
Albemarle Corp.	28,000	4,761,120
Celanese Corp.	24,000	3,012,480
CF Industries Holdings, Inc.	45,390	3,891,739
Corteva, Inc.	170,727	8,734,393
Dow, Inc.	170,027	8,766,592
DuPont de Nemours, Inc.	110,249	8,223,473
Eastman Chemical Co.	29,327	2,249,967
Ecolab, Inc.	59,657	10,105,896
FMC Corp.	31,301	2,096,228
International Flavors & Fragrances, Inc.	60,304	4,110,924
Linde PLC	117,280	43,669,208
LyondellBasell Industries NV Class A	62,580	5,926,326
Mosaic Co.	81,947	2,917,313
PPG Industries, Inc.	56,456	7,327,989
Sherwin-Williams Co.	56,648	14,448,072
		145,374,997
Commercial Services & Supplies–0.48%
Cintas Corp.	20,808	10,008,856
†Copart, Inc.	206,200	8,885,158
Republic Services, Inc.	49,137	7,002,514
Rollins, Inc.	58,125	2,169,806
Waste Management, Inc.	89,271	13,608,471
		41,674,805
Communications Equipment–0.91%
†Arista Networks, Inc.	60,800	11,182,944
Cisco Systems, Inc.	980,124	52,691,466
†F5, Inc.	14,796	2,384,227
Juniper Networks, Inc.	81,304	2,259,438
Motorola Solutions, Inc.	39,902	10,862,921
		79,380,996
Construction & Engineering–0.07%
Quanta Services, Inc.	34,687	6,488,897
		6,488,897
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.14%
Martin Marietta Materials, Inc.	14,800	$6,075,104
Vulcan Materials Co.	31,763	6,416,761
		12,491,865
Consumer Finance–0.44%
American Express Co.	139,650	20,834,383
Capital One Financial Corp.	91,830	8,912,102
Discover Financial Services	59,211	5,129,449
Synchrony Financial	105,768	3,233,328
		38,109,262
Consumer Staples Distribution & Retail–1.80%
Costco Wholesale Corp.	106,648	60,251,854
Dollar General Corp.	53,729	5,684,528
†Dollar Tree, Inc.	49,583	5,278,110
Kroger Co.	156,046	6,983,059
Sysco Corp.	121,718	8,039,474
Target Corp.	110,938	12,266,415
Walgreens Boots Alliance, Inc.	172,762	3,842,227
Walmart, Inc.	343,295	54,903,169
		157,248,836
Containers & Packaging–0.24%
Amcor PLC	346,508	3,174,013
Avery Dennison Corp.	20,143	3,679,522
Ball Corp.	78,056	3,885,628
International Paper Co.	85,901	3,046,909
Packaging Corp. of America	22,200	3,408,810
Sealed Air Corp.	33,997	1,117,141
Westrock Co.	63,918	2,288,264
		20,600,287
Distributors–0.13%
Genuine Parts Co.	34,641	5,001,468
LKQ Corp.	61,700	3,054,767
Pool Corp.	9,700	3,454,170
		11,510,405
Diversified Telecommunication Services–0.67%
AT&T, Inc.	1,728,640	25,964,173
Verizon Communications, Inc.	1,017,558	32,979,055
		58,943,228
Electric Utilities–1.58%
Alliant Energy Corp.	63,000	3,052,350
American Electric Power Co., Inc.	125,278	9,423,411
Constellation Energy Corp.	77,918	8,499,296
Duke Energy Corp.	186,048	16,420,597
Edison International	92,704	5,867,236
Entergy Corp.	50,772	4,696,410
Evergy, Inc.	56,999	2,889,849
LVIP SSGA S&P 500 Index Fund–2

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Eversource Energy	84,374	$4,906,348
Exelon Corp.	239,056	9,033,926
FirstEnergy Corp.	121,806	4,163,329
NextEra Energy, Inc.	489,732	28,056,746
NRG Energy, Inc.	57,855	2,228,575
†PG&E Corp.	498,500	8,040,805
Pinnacle West Capital Corp.	27,883	2,054,419
PPL Corp.	174,698	4,115,885
Southern Co.	263,326	17,042,459
Xcel Energy, Inc.	133,677	7,648,998
		138,140,639
Electrical Equipment–0.59%
AMETEK, Inc.	55,400	8,185,904
Eaton Corp. PLC	96,317	20,542,490
Emerson Electric Co.	139,330	13,455,098
†Generac Holdings, Inc.	15,000	1,634,400
Rockwell Automation, Inc.	27,590	7,887,153
		51,705,045
Electronic Equipment, Instruments & Components–0.58%
Amphenol Corp. Class A	145,064	12,183,926
CDW Corp.	32,200	6,496,672
Corning, Inc.	182,860	5,571,744
†Keysight Technologies, Inc.	44,000	5,821,640
TE Connectivity Ltd.	76,711	9,476,110
†Teledyne Technologies, Inc.	11,197	4,574,870
†Trimble, Inc.	61,100	3,290,846
†Zebra Technologies Corp. Class A	12,800	3,027,584
		50,443,392
Energy Equipment & Services–0.43%
Baker Hughes Co.	245,997	8,688,614
Halliburton Co.	216,637	8,773,798
Schlumberger NV	344,373	20,076,946
		37,539,358
Entertainment–1.30%
Activision Blizzard, Inc.	172,100	16,113,723
Electronic Arts, Inc.	58,679	7,064,951
†Live Nation Entertainment, Inc.	35,500	2,947,920
†Netflix, Inc.	106,500	40,214,400
†Take-Two Interactive Software, Inc.	38,300	5,376,937
†Walt Disney Co.	442,435	35,859,357
†Warner Bros Discovery, Inc.	536,913	5,830,875
		113,408,163
Financial Services–4.31%
†Berkshire Hathaway, Inc. Class B	439,069	153,805,871
Fidelity National Information Services, Inc.	142,189	7,858,786
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
†Fiserv, Inc.	146,124	$16,506,167
†FleetCor Technologies, Inc.	17,500	4,468,450
Global Payments, Inc.	62,845	7,251,685
Jack Henry & Associates, Inc.	17,600	2,660,064
Mastercard, Inc. Class A	200,220	79,269,100
†PayPal Holdings, Inc.	263,144	15,383,398
Visa, Inc. Class A	386,728	88,951,307
		376,154,828
Food Products–0.98%
Archer-Daniels-Midland Co.	131,123	9,889,297
Bunge Ltd.	37,200	4,026,900
Campbell Soup Co.	48,350	1,986,218
Conagra Brands, Inc.	118,652	3,253,438
General Mills, Inc.	141,312	9,042,555
Hershey Co.	35,230	7,048,818
Hormel Foods Corp.	71,672	2,725,686
J M Smucker Co.	23,847	2,931,035
Kellogg Co.	63,677	3,789,418
Kraft Heinz Co.	190,324	6,402,499
Lamb Weston Holdings, Inc.	36,100	3,337,806
McCormick & Co., Inc.	59,838	4,526,146
Mondelez International, Inc. Class A	329,308	22,853,975
Tyson Foods, Inc. Class A	71,050	3,587,315
		85,401,106
Gas Utilities–0.04%
Atmos Energy Corp.	34,900	3,696,957
		3,696,957
Ground Transportation–0.78%
CSX Corp.	480,412	14,772,669
JB Hunt Transport Services, Inc.	19,200	3,619,584
Norfolk Southern Corp.	54,232	10,679,908
Old Dominion Freight Line, Inc.	21,600	8,837,424
Union Pacific Corp.	147,602	30,056,195
		67,965,780
Health Care Equipment & Supplies–2.55%
Abbott Laboratories	417,180	40,403,883
†Align Technology, Inc.	17,000	5,190,440
Baxter International, Inc.	120,222	4,537,178
Becton Dickinson & Co.	68,613	17,738,519
†Boston Scientific Corp.	346,087	18,273,394
Cooper Cos., Inc.	11,700	3,720,717
DENTSPLY SIRONA, Inc.	52,975	1,809,626
†Dexcom, Inc.	93,300	8,704,890
†Edwards Lifesciences Corp.	146,048	10,118,205
GE HealthCare Technologies, Inc.	90,649	6,167,758
†Hologic, Inc.	58,300	4,046,020
LVIP SSGA S&P 500 Index Fund–3

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†IDEXX Laboratories, Inc.	20,000	$8,745,400
†Insulet Corp.	17,300	2,759,177
†Intuitive Surgical, Inc.	84,707	24,759,009
Medtronic PLC	321,796	25,215,935
ResMed, Inc.	35,000	5,175,450
STERIS PLC	23,700	5,200,254
Stryker Corp.	81,712	22,329,438
Teleflex, Inc.	11,800	2,317,638
Zimmer Biomet Holdings, Inc.	49,690	5,576,212
		222,789,143
Health Care Providers & Services–2.96%
Cardinal Health, Inc.	60,561	5,257,906
Cencora, Inc.	38,678	6,960,880
†Centene Corp.	131,774	9,076,593
Cigna Group	71,502	20,454,577
CVS Health Corp.	309,942	21,640,150
†DaVita, Inc.	13,328	1,259,896
Elevance Health, Inc.	56,588	24,639,547
HCA Healthcare, Inc.	48,100	11,831,638
†Henry Schein, Inc.	32,400	2,405,700
Humana, Inc.	29,632	14,416,561
Laboratory Corp. of America Holdings	21,047	4,231,499
McKesson Corp.	32,694	14,216,986
†Molina Healthcare, Inc.	13,800	4,524,882
Quest Diagnostics, Inc.	27,611	3,364,676
UnitedHealth Group, Inc.	222,946	112,407,144
Universal Health Services, Inc. Class B	15,000	1,885,950
		258,574,585
Health Care REITs–0.19%
Healthpeak Properties, Inc.	137,323	2,521,250
Ventas, Inc.	94,695	3,989,501
Welltower, Inc.	120,901	9,904,210
		16,414,961
Hotel & Resort REITs–0.03%
Host Hotels & Resorts, Inc.	172,851	2,777,716
		2,777,716
Hotels, Restaurants & Leisure–2.13%
†Airbnb, Inc. Class A	102,100	14,009,141
†Booking Holdings, Inc.	8,575	26,444,871
†Caesars Entertainment, Inc.	53,000	2,456,550
†Carnival Corp.	241,391	3,311,885
†Chipotle Mexican Grill, Inc.	6,722	12,313,561
Darden Restaurants, Inc.	29,830	4,272,253
Domino's Pizza, Inc.	8,700	3,295,473
†Expedia Group, Inc.	32,349	3,334,211
Hilton Worldwide Holdings, Inc.	63,600	9,551,448
Las Vegas Sands Corp.	77,800	3,566,352
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Marriott International, Inc. Class A	59,927	$11,779,251
McDonald's Corp.	175,218	46,159,430
†MGM Resorts International	65,400	2,404,104
†Norwegian Cruise Line Holdings Ltd.	105,800	1,743,584
†Royal Caribbean Cruises Ltd.	54,300	5,003,202
Starbucks Corp.	277,306	25,309,719
Wynn Resorts Ltd.	24,850	2,296,388
Yum! Brands, Inc.	67,324	8,411,461
		185,662,884
Household Durables–0.35%
DR Horton, Inc.	74,574	8,014,468
Garmin Ltd.	38,124	4,010,645
Lennar Corp. Class A	60,843	6,828,410
†Mohawk Industries, Inc.	12,200	1,046,882
†NVR, Inc.	750	4,472,475
PulteGroup, Inc.	54,841	4,060,976
Whirlpool Corp.	13,908	1,859,499
		30,293,355
Household Products–1.33%
Church & Dwight Co., Inc.	58,300	5,342,029
Clorox Co.	29,285	3,838,092
Colgate-Palmolive Co.	200,152	14,232,809
Kimberly-Clark Corp.	82,131	9,925,531
Procter & Gamble Co.	567,331	82,750,900
		116,089,361
Independent Power and Renewable Electricity Producers–0.03%
AES Corp.	166,115	2,524,948
		2,524,948
Industrial Conglomerates–0.81%
3M Co.	132,583	12,412,421
General Electric Co.	263,447	29,124,066
Honeywell International, Inc.	159,472	29,460,857
		70,997,344
Industrial REITs–0.29%
Prologis, Inc.	223,422	25,070,183
		25,070,183
Insurance–2.17%
Aflac, Inc.	131,822	10,117,339
Allstate Corp.	62,772	6,993,429
American International Group, Inc.	173,544	10,516,766
Aon PLC Class A	49,254	15,969,132
†Arch Capital Group Ltd.	89,200	7,110,132
Arthur J Gallagher & Co.	52,200	11,897,946
Assurant, Inc.	13,216	1,897,553
Brown & Brown, Inc.	58,300	4,071,672
Chubb Ltd.	98,546	20,515,306
LVIP SSGA S&P 500 Index Fund–4

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Cincinnati Financial Corp.	39,075	$3,996,982
Everest Group Ltd.	9,700	3,605,199
Globe Life, Inc.	21,979	2,389,777
Hartford Financial Services Group, Inc.	73,789	5,232,378
Loews Corp.	47,108	2,982,407
Marsh & McLennan Cos., Inc.	119,569	22,753,981
MetLife, Inc.	154,115	9,695,375
Principal Financial Group, Inc.	55,733	4,016,677
Progressive Corp.	141,318	19,685,597
Prudential Financial, Inc.	87,625	8,314,736
Travelers Cos., Inc.	55,506	9,064,685
W R Berkley Corp.	50,500	3,206,245
Willis Towers Watson PLC	24,801	5,182,417
		189,215,731
Interactive Media & Services–5.84%
†Alphabet, Inc. Class A	1,428,700	186,959,682
†Alphabet, Inc. Class C	1,215,160	160,218,846
†Match Group, Inc.	69,000	2,703,075
†Meta Platforms, Inc. Class A	534,700	160,522,287
		510,403,890
IT Services–1.21%
Accenture PLC Class A	151,667	46,578,452
†Akamai Technologies, Inc.	37,703	4,016,878
Cognizant Technology Solutions Corp. Class A	121,816	8,251,816
†DXC Technology Co.	52,950	1,102,948
†EPAM Systems, Inc.	14,300	3,656,367
†Gartner, Inc.	18,900	6,494,229
International Business Machines Corp.	219,763	30,832,749
†VeriSign, Inc.	22,387	4,534,039
		105,467,478
Leisure Products–0.02%
Hasbro, Inc.	32,584	2,155,106
		2,155,106
Life Sciences Tools & Services–1.54%
Agilent Technologies, Inc.	71,037	7,943,357
†Bio-Rad Laboratories, Inc. Class A	5,300	1,899,785
Bio-Techne Corp.	38,100	2,593,467
†Charles River Laboratories International, Inc.	12,200	2,390,956
Danaher Corp.	158,001	39,200,048
†Illumina, Inc.	38,300	5,257,824
†IQVIA Holdings, Inc.	44,600	8,775,050
†Mettler-Toledo International, Inc.	5,400	5,983,578
Revvity, Inc.	29,575	3,273,953
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc.	92,853	$46,999,403
†Waters Corp.	14,216	3,898,169
West Pharmaceutical Services, Inc.	17,700	6,641,217
		134,856,807
Machinery–1.77%
Caterpillar, Inc.	122,581	33,464,613
Cummins, Inc.	33,929	7,751,419
Deere & Co.	65,200	24,605,176
Dover Corp.	33,251	4,638,847
Fortive Corp.	85,571	6,345,945
IDEX Corp.	18,800	3,910,776
Illinois Tool Works, Inc.	66,719	15,366,053
Ingersoll Rand, Inc.	96,581	6,154,141
Nordson Corp.	13,300	2,968,161
Otis Worldwide Corp.	99,280	7,973,177
PACCAR, Inc.	125,732	10,689,735
Parker-Hannifin Corp.	31,282	12,184,965
Pentair PLC	40,494	2,621,987
Snap-on, Inc.	13,075	3,334,910
Stanley Black & Decker, Inc.	36,640	3,062,371
Westinghouse Air Brake Technologies Corp.	44,409	4,719,344
Xylem, Inc.	57,173	5,204,458
		154,996,078
Media–0.78%
†Charter Communications, Inc. Class A	24,300	10,687,626
Comcast Corp. Class A	989,544	43,876,381
Fox Corp. Class A	97,185	2,954,995
Interpublic Group of Cos., Inc.	96,480	2,765,117
News Corp. Class A	118,390	2,394,991
Omnicom Group, Inc.	49,397	3,679,089
Paramount Global Class B	125,000	1,612,500
		67,970,699
Metals & Mining–0.38%
Freeport-McMoRan, Inc.	343,161	12,796,474
Newmont Corp.	189,932	7,017,987
Nucor Corp.	60,443	9,450,263
Steel Dynamics, Inc.	38,900	4,170,858
		33,435,582
Multi-Utilities–0.68%
Ameren Corp.	64,501	4,826,610
CenterPoint Energy, Inc.	156,735	4,208,335
CMS Energy Corp.	72,438	3,847,182
Consolidated Edison, Inc.	84,912	7,262,523
Dominion Energy, Inc.	200,952	8,976,526
DTE Energy Co.	48,292	4,794,430
NiSource, Inc.	101,995	2,517,236
LVIP SSGA S&P 500 Index Fund–5

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
Public Service Enterprise Group, Inc.	119,189	$6,783,046
Sempra	153,176	10,420,563
WEC Energy Group, Inc.	75,258	6,062,032
		59,698,483
Office REITs–0.06%
Alexandria Real Estate Equities, Inc.	36,700	3,673,670
Boston Properties, Inc.	33,712	2,005,190
		5,678,860
Oil, Gas & Consumable Fuels–4.25%
APA Corp.	76,326	3,136,999
Chevron Corp.	426,916	71,986,576
ConocoPhillips	287,752	34,472,689
Coterra Energy, Inc.	183,896	4,974,387
Devon Energy Corp.	157,114	7,494,338
Diamondback Energy, Inc.	43,200	6,690,816
EOG Resources, Inc.	141,202	17,898,765
EQT Corp.	89,300	3,623,794
Exxon Mobil Corp.	963,610	113,301,264
Hess Corp.	66,520	10,177,560
Kinder Morgan, Inc.	473,481	7,850,315
Marathon Oil Corp.	142,629	3,815,326
Marathon Petroleum Corp.	95,730	14,487,778
Occidental Petroleum Corp.	158,538	10,285,945
ONEOK, Inc.	140,277	8,897,770
Phillips 66	106,571	12,804,506
Pioneer Natural Resources Co.	56,314	12,926,879
Targa Resources Corp.	53,600	4,594,592
Valero Energy Corp.	84,445	11,966,701
Williams Cos., Inc.	293,018	9,871,776
		371,258,776
Passenger Airlines–0.19%
†Alaska Air Group, Inc.	29,800	1,104,984
†American Airlines Group, Inc.	161,600	2,070,096
Delta Air Lines, Inc.	155,800	5,764,600
Southwest Airlines Co.	141,081	3,819,063
†United Airlines Holdings, Inc.	81,200	3,434,760
		16,193,503
Personal Care Products–0.19%
Estee Lauder Cos., Inc. Class A	55,767	8,061,120
Kenvue, Inc.	418,171	8,396,874
		16,457,994
Pharmaceuticals–4.08%
Bristol-Myers Squibb Co.	501,766	29,122,499
†Catalent, Inc.	44,600	2,030,638
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Eli Lilly & Co.	191,928	$103,090,286
Johnson & Johnson	579,552	90,265,224
Merck & Co., Inc.	612,881	63,096,099
Organon & Co.	62,938	1,092,604
Pfizer, Inc.	1,357,548	45,029,867
Viatris, Inc.	300,351	2,961,461
Zoetis, Inc.	111,721	19,437,219
		356,125,897
Professional Services–0.76%
Automatic Data Processing, Inc.	99,868	24,026,243
Broadridge Financial Solutions, Inc.	28,100	5,031,305
†Ceridian HCM Holding, Inc.	38,000	2,578,300
Equifax, Inc.	29,318	5,370,471
Jacobs Solutions, Inc.	31,434	4,290,741
Leidos Holdings, Inc.	33,900	3,124,224
Paychex, Inc.	77,176	8,900,708
Paycom Software, Inc.	12,000	3,111,240
Robert Half, Inc.	25,517	1,869,886
Verisk Analytics, Inc.	35,500	8,386,520
		66,689,638
Real Estate Management & Development–0.15%
†CBRE Group, Inc. Class A	74,076	5,471,253
†CoStar Group, Inc.	99,300	7,635,177
		13,106,430
Residential REITs–0.31%
AvalonBay Communities, Inc.	34,848	5,984,795
Camden Property Trust	25,600	2,421,248
Equity Residential	81,342	4,775,589
Essex Property Trust, Inc.	16,000	3,393,440
Invitation Homes, Inc.	137,900	4,370,051
Mid-America Apartment Communities, Inc.	28,700	3,692,255
UDR, Inc.	76,600	2,732,322
		27,369,700
Retail REITs–0.26%
Federal Realty Investment Trust	18,400	1,667,592
Kimco Realty Corp.	153,145	2,693,821
Realty Income Corp.	161,200	8,050,328
Regency Centers Corp.	36,900	2,193,336
Simon Property Group, Inc.	78,548	8,485,540
		23,090,617
Semiconductors & Semiconductor Equipment–7.34%
†Advanced Micro Devices, Inc.	389,983	40,098,052
Analog Devices, Inc.	120,323	21,067,354
Applied Materials, Inc.	201,653	27,918,858
Broadcom, Inc.	99,285	82,464,135
†Enphase Energy, Inc.	33,900	4,073,085
LVIP SSGA S&P 500 Index Fund–6

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†First Solar, Inc.	24,700	$3,991,273
Intel Corp.	1,009,728	35,895,830
KLA Corp.	33,121	15,191,278
Lam Research Corp.	31,950	20,025,302
Microchip Technology, Inc.	130,006	10,146,968
Micron Technology, Inc.	263,359	17,916,313
Monolithic Power Systems, Inc.	10,800	4,989,600
NVIDIA Corp.	594,840	258,749,452
NXP Semiconductors NV	61,700	12,335,064
†ON Semiconductor Corp.	103,900	9,657,505
†Qorvo, Inc.	23,900	2,281,733
QUALCOMM, Inc.	269,524	29,933,335
Skyworks Solutions, Inc.	39,500	3,894,305
†SolarEdge Technologies, Inc.	13,900	1,800,189
Teradyne, Inc.	38,300	3,847,618
Texas Instruments, Inc.	219,724	34,938,313
		641,215,562
Software–10.00%
†Adobe, Inc.	109,600	55,885,040
†ANSYS, Inc.	20,700	6,159,285
†Autodesk, Inc.	51,403	10,635,795
†Cadence Design Systems, Inc.	65,800	15,416,940
†Fair Isaac Corp.	5,900	5,124,327
†Fortinet, Inc.	156,600	9,189,288
Gen Digital, Inc.	142,825	2,525,146
Intuit, Inc.	67,340	34,406,699
Microsoft Corp.	1,789,688	565,093,986
Oracle Corp.	378,478	40,088,390
†Palo Alto Networks, Inc.	73,000	17,114,120
†PTC, Inc.	25,800	3,655,344
Roper Technologies, Inc.	25,664	12,428,562
†Salesforce, Inc.	234,236	47,498,376
†ServiceNow, Inc.	49,300	27,556,728
†Synopsys, Inc.	36,800	16,890,096
†Tyler Technologies, Inc.	10,100	3,900,014
		873,568,136
Specialized REITs–1.05%
American Tower Corp.	112,603	18,517,563
Crown Castle, Inc.	105,665	9,724,350
Digital Realty Trust, Inc.	70,000	8,471,400
Equinix, Inc.	22,542	16,371,353
Extra Space Storage, Inc.	50,400	6,127,632
Four Corners Property Trust, Inc.	1	22
Iron Mountain, Inc.	72,200	4,292,290
Public Storage	38,551	10,158,960
SBA Communications Corp.	26,200	5,244,454
VICI Properties, Inc.	240,000	6,984,000
Weyerhaeuser Co.	177,107	5,430,101
		91,322,125
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–2.05%
†AutoZone, Inc.	4,427	$11,244,536
Bath & Body Works, Inc.	56,643	1,914,533
Best Buy Co., Inc.	48,077	3,339,909
†CarMax, Inc.	39,109	2,766,180
Home Depot, Inc.	241,885	73,087,972
Lowe's Cos., Inc.	140,797	29,263,248
†O'Reilly Automotive, Inc.	14,657	13,321,161
Ross Stores, Inc.	82,226	9,287,427
TJX Cos., Inc.	278,392	24,743,481
Tractor Supply Co.	26,100	5,299,605
†Ulta Beauty, Inc.	12,400	4,953,180
		179,221,232
Technology Hardware, Storage & Peripherals–7.18%
Apple, Inc.	3,539,956	606,075,867
Hewlett Packard Enterprise Co.	319,376	5,547,561
HP, Inc.	209,976	5,396,383
NetApp, Inc.	50,543	3,835,203
Seagate Technology Holdings PLC	47,572	3,137,373
†Western Digital Corp.	77,134	3,519,625
		627,512,012
Textiles, Apparel & Luxury Goods–0.37%
NIKE, Inc. Class B	294,168	28,128,344
Ralph Lauren Corp.	10,472	1,215,694
Tapestry, Inc.	58,234	1,674,228
VF Corp.	78,252	1,382,713
		32,400,979
Tobacco–0.60%
Altria Group, Inc.	429,701	18,068,927
Philip Morris International, Inc.	375,716	34,783,787
		52,852,714
Trading Companies & Distributors–0.25%
Fastenal Co.	137,006	7,486,008
United Rentals, Inc.	16,500	7,335,405
WW Grainger, Inc.	10,753	7,439,355
		22,260,768
Water Utilities–0.07%
American Water Works Co., Inc.	46,600	5,770,478
		5,770,478
Wireless Telecommunication Services–0.20%
†T-Mobile U.S., Inc.	124,115	17,382,306
		17,382,306
Total Common Stock (Cost $2,811,123,870)		8,657,688,549

LVIP SSGA S&P 500 Index Fund–7

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.84%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.29%)	73,101,821	$73,101,821
Total Money Market Fund (Cost $73,101,821)		73,101,821

TOTAL INVESTMENTS–99.94% (Cost $2,884,225,691)	$8,730,790,370
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.06%	5,281,314
NET ASSETS APPLICABLE TO 363,871,551 SHARES OUTSTANDING–100.00%	$8,736,071,684

†Non-income producing.

The following futures contracts were outstanding at September 30, 2023:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
374	E-mini S&P 500 Index	$80,886,850	$84,376,378	12/15/23	$—	$(3,489,528)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2023.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes.
LVIP SSGA S&P 500 Index Fund–8

LVIP SSGA S&P 500 Index Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA S&P 500 Index Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$8,657,688,549	$—	$—	$8,657,688,549
Money Market Fund	73,101,821	—	—	73,101,821
Total Investments	$8,730,790,370	$—	$—	$8,730,790,370
Derivatives:

Liabilities:
Futures Contract	$(3,489,528)	$—	$—	$(3,489,528)
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA S&P 500 Index Fund–9

LVIP SSGA S&P 500 Index Fund
Notes (continued)
3. Transactions with Affiliates
The Fund has an investment in Lincoln National Corporation, the parent company of LFI (formerly, LIAC). Investments in companies considered to be affiliates of the Fund and the corresponding investment activity for the period ended September 30, 2023, were as follows:
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/23	Number of Shares 09/30/23	Dividends	Capital Gain Distributions
EQUITY INVESTMENT-0.00%@
Insurance-0.00%@
×Lincoln National Corp.	$1,414,226	$—	$1,117,607	$184,184	$(480,803)	$—	—	$—	$—

@ As a percentage of Net Assets as of September 30, 2023.
× Issuer is no longer an affiliate of the Fund at September 30, 2023.
LVIP SSGA S&P 500 Index Fund–10